UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2007 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2007 (unaudited)

Shares		Value
COMMON STOCKS—92.58%
MALAYSIA—2.56%
Banks & Financial Services—1.35%
2,337,500	AMMB Holdings Berhad	2,135,739

Machinery—1.21%
1,700,000	CB Industrial Product Holdings Berhad	1,922,166

Total Malaysia Common Stocks		4,057,905

SINGAPORE—90.02%
Banks & Financial Services—19.24%
2,635,000	Oversea-Chinese Banking Corp. Ltd.	13,537,866
1,375,000	United Overseas Bank Ltd.	16,900,790
		30,438,656
Building Materials—0.64%
800,000	Hong Leong Asia Ltd.	1,009,332

Commercial Services—4.50%
3,141,000	Oriental Century Ltd.*	2,553,409
1,512,000	SIA Engineering Co. Ltd.	4,562,599
		7,116,008
Communications - Media—2.38%
1,230,000	Singapore Press Holdings Ltd.	3,759,633

Conglomerate—4.35%
145,000	Jardine Matheson Holdings Ltd.	3,407,500
1,250,000	Sembcorp Industries Ltd.+	3,479,335
		6,886,835
Diversified—0.89%
100,000	Jardine Strategic Holdings Ltd.	1,410,000

Electronics—1.50%
4,289,000	Advance SCT Ltd.	2,050,151
738,000	Magnecomp International Ltd.	321,569
		2,371,720
Engineering—0.23%
2,701,000	Yongnam Holdings Ltd.*	368,881

Health & Personal Care—2.41%
4,087,000	Biosensors International Group Ltd.*	2,352,288
2,040,000	LMA International NV, Ltd.*	749,585
3,569,000	Sunray Holdings Ltd.	707,928
		3,809,801

Industrial—1.92%

1,400,000	Singapore Technologies Engineering Ltd.+	3,041,004

Leisure and Tourism—0.81%
1,980,000	Genting International P.L.C.*	1,274,802

Machinery—0.67%
3,100,000	Sarin Technologies Ltd.	1,068,514

Metal Processor—0.52%
2,461,000	China Bearing Singapore, Ltd.*	816,252

Oil & Gas Extraction—1.33%
1,221,000	KS Energy Services Ltd.	2,104,283

Pharmaceuticals—1.51%
4,609,000	AsiaPharm Group Ltd.	2,382,958

Property Development—12.73%
1,325,000	Capitaland Ltd.+	5,773,421
500,000	City Developments Ltd.	4,552,401
380,000	Keppel Land Ltd.	1,853,478
5,677,000	Pan Hong Property Group Ltd.*	1,421,419
898,000	SC Global Developments Ltd.*	2,324,352
600,471	UOL Group Ltd.	1,991,612
535,000	Wing Tai Holdings Ltd.	869,834
900,000	Yanlord Land Group Ltd.*	1,352,063
		20,138,580

Real Estate Investment Trust—9.67%
93,500	AmFirst Real Estate Investment Trust*	24,294
1,535,000	Ascott Residence Trust	1,667,122
1,244,000	Capitamall Trust, Ltd.	2,621,246
3,000,000	CDL Hospitality Trusts*	3,394,791
2,423,000	Frasers Centerpoint Trust Ltd.	2,678,828
6,100,000	Mapletree Logistics Trust	4,919,195
		15,305,476

Retail—0.52%
1,642,000	Best World International Ltd.	822,255

Shipyards—4.05%
550,000	Keppel Corp. Ltd.+	6,402,627

Telecommunications—9.75%
800,000	MobileOne (Asia) Ltd.	1,123,793
5,510,000	Singapore Telecommunications Ltd.+	12,541,866
1,000,290	StarHub Ltd.+	1,769,446
		15,435,105

Transport Services—1.57%
3,300,000	Singapore Post Ltd.	2,489,513

Transportation - Air—3.00%
415,000	Singapore Airlines Ltd.+	4,750,106

Transportation - Marine—5.83%
5,250,000	Cosco Corp. (Singapore) Ltd.	9,218,613

Total Singapore Common Stocks		142,420,954

Total Common Stocks (Cost—$85,146,426)		146,478,859

Principal
Amount
(000)		Value
TIME DEPOSITS—7.45%
SINGAPORE DOLLAR—7.34%
17,857	Citibank Singapore, 1.88%, due 2/1/07	11,612,992

U.S. DOLLAR —0.11%
144	Bank of New York Time Deposit, 0.05%, due 2/1/07	143,562
23	Citibank Singapore, 4.36%, due 2/1/07	23,191
Total U.S. Dollar Time Deposits		166,753
Total Time Deposits (Cost—$11,788,305)		11,779,745
Total Investments—100.03% (Cost—$96,934,731)		158,258,604

Liabilities in excess of other assets—(0.03)%		(41,958)

NET ASSETS
	(Applicable to 9,274,172 shares of capital stock outstanding; equivalent to $17.06 per share) —100.00%	$158,216,646

*	Non-income producing securities.

+	Deemed to be an affiliated issuer.

Item 2.	Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: February 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: February 6, 2007
John J. O’Keefe, Vice President and Treasurer

\s\ Masamichi Yokoi	Date: February 6, 2007
Masamichi Yokoi, Chairman